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www.dechert.com

Julien Bourgeois

julien.bourgeois@dechert.com
+1 202 261 3451 Direct
+1 202 261 3151 Fax

January 31, 2012

VIA EDGAR

Filing Desk
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attn:      Mr. Kevin Rupert

Re:	Security Large Cap Value Fund (File Nos. 002-12187 and 811-00487)
Security Mid Cap Growth Fund (File Nos. 002-32791 and 811-01316)
Security Equity Fund (File Nos. 002-19458 and 811-01136)
(each, a “Registrant,” and collectively, the “Registrants”)

Dear Mr. Rupert:

On behalf of the Registrants, we are transmitting for filing pursuant to the Investment Company Act of 1940 (“1940 Act”) and Rule 485(b) under the Securities Act of 1933 (“1933 Act”) Post-Effective Amendment No. 114 to Security Large Cap Value Fund’s registration statement on Form N-1A, Post-Effective Amendment No. 71 to Security Mid Cap Growth Fund’s registration statement on Form N-1A, and Post-Effective Amendment No. 121 to Security Equity Fund’s registration statement on Form N-1A (collectively, the “Post-Effective Amendments”).  No fees are required with these filings.  The attached Post-Effective Amendments do not contain disclosures that render them ineligible to become effective pursuant to Rule 485(b).

We also wish to respond by this letter to comments of the U.S. Securities and Exchange Commission (“SEC”) staff on Post-Effective Amendment No. 112 to Security Large Cap Value Fund’s registration statement on Form N-1A, Post-Effective Amendment No. 69 to Security Mid Cap Growth Fund’s registration statement on Form N-1A, and Post-Effective Amendment No. 119 to Security Equity Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a)(1) under 1933 Act on November 28, 2011 (collectively, the “485(a) filings”).  The SEC staff’s comments were conveyed via a telephone conversation between you and Julien Bourgeois of Dechert LLP on December 6, 2011.  A summary of the SEC staff’s comments, followed by the responses of the Registrants, is set forth below:

US  Austin  Boston  Charlotte  Hartford  Los Angeles  New York  Orange County  Philadelphia  Princeton  San Francisco
Silicon Valley  Washington DC    EUROPE  Brussels  Dublin  London  Luxembourg  Moscow  Munich  Paris    ASIA  Beijing  Hong Kong

January 31, 2012

1.	Comment:
Please confirm that the purpose of the 485(a) filings was solely to register an institutional class shares for certain funds, and that there were no other material changes to the Registration Statements.

Response:
The Registrants hereby represent that the 485(a) filings were filed for the purpose of registering institutional class shares for certain series of Security Equity Fund and Security Mid Cap Growth Fund, and that they did not contain any other material changes.

2.	Comment:	Please include standard Tandy representation language.

Response:	The Registrant agrees to make the following representations:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	the staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the SEC from taking any action with respect to the filing; and

•	the Registrant may not assert staff comments as a defense in any proceeding initiated by the SEC under the federal securities laws.

3.	Comment:	Please include all required information in the Registrants’ filings pursuant to Rule 485(b) of the 1933 Act, including all required exhibits (e.g., the multi-class plans).

Response:	The Registrants confirm that they have included all required information, including all required exhibits, in the Post-Effective Amendments.

Should you have any questions or comments, please contact me at 202.261.3451.

Sincerely,

/s/ Julien Bourgeois

Julien Bourgeois
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